SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 18 - SHARE-BASED PAYMENTS:

On May 30, 2010, a general meeting of shareholders approved the option plan of the Company (the “Option Plan”), after being approved by the BoD. In 2017 the Option Plan was amended and restated as the 2010 Award Plan (the “Award Plan”). As of December 31, 2024, the Award Plan allows the Company to allocate up to 2,717,305,440 options to purchase ordinary shares and RSUs (equivalent to 271,730 ADSs) to employees, consultants, and directors and are reserved by the BoD for issuance under the Award Plan. The terms and conditions of the grants were determined by the BoD and are according to the Award Plan.

b.	On June 24, 2024, the BoD granted 41,760 RSUs to employees and consultants. These RSUs will vest in 8 equal quarterly installments over two years and had a fair value of $0.4 million on the grant date, based on the ADS price on that date. In addition, the general meeting of the Company’s shareholders held on September 18, 2024, subsequent to approval of the Company’s BoD in June 2024, approved grant of 15,320 RSUs for directors and the Company's Chief Executive Officer and Chief Commercial Officer in the same terms. The fair value of these RSUs on the date of approval was $0.1 million.

     During 2024, approximately 2,584 options and RSUs were forfeited, resulting in $0.3 million in reversed expenses.

c.	On July 1, 2023, The Board of Directors of the Company granted 7,500 RSUs to the employees and consultants of the Company. The RSUs will vest in 12 equal quarterly installments over a three-year period. The fair value for the RSUs grant on the date of the grant was $0.2 million. The fair value of the RSUs was determined based on the price of an ADS on the date the RSUs were granted.

During 2023, approximately 2,720 options and RSUs were forfeited, resulting in $1.6 million in reversed expenses.

c.    Changes in the number of options in ADSs and weighted averages of exercise prices are as follows:

	Year Ended December 31,
	2024		2023
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	3,894	6,324.50	5,259	6,390.00
Exercised	—	—	—	—
Expired and forfeited	(1,275)	6,277.89	(1,365)	6,560.75
Outstanding at end of year	2,619	6,329.96	3,894	6,324.50
Exercisable at end of year	2,525	6,310.15	3,455	6,228.50

d. Changes in the number of RSUs in ADSs during the period are as follows:

	Year Ended December 31,
	2024	2023

	Number of	Number of
	RSUs	RSUs
Outstanding at beginning of year	7,121	3,646
Exercised	(23,938)	(2,658)
Expired and forfeited	(2,497)	(1,367)
Granted	57,080	7,500
Outstanding at end of year	37,766	7,121

e.	The following is information about the exercise price and remaining useful life of outstanding options at year-end:

Year Ended December 31,
2024			2023
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
2,619	$1,670-$10,370	5.04	3,894	$1,670-$10,900	5.2

f.    Expenses recognized in profit or loss for the options and RSUs are as follows:

Year Ended December 31,
2024	2023	2022
U.S. dollars in thousands
665	1,647	5,675

The remaining compensation expenses as of December 31, 2024, are $0.2 million and will be expensed in full by December 2026.